Employee Benefit Obligations - Funded Status of Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans
Change in projected benefit obligation:
Benefit obligation at prior year end	$ 6,623	$ 2,009
Service cost	66	72	$ 67
Interest cost	216	154	75
Benefits paid	(412)	(255)
Recognized net actuarial loss (gain)	(59)	297
Curtailments and settlements including special termination benefits	(265)
Business acquisition		5,084
Business divestiture		(440)
Other	3	(8)
Effect of exchange rates	321	(290)
Benefit obligation at year end	6,493	6,623	2,009
Change in plan assets:
Fair value of plan assets at prior year end	5,807	1,304
Actual return on plan assets	404	146
Employer contributions	183	296
Contributions to unfunded plans	26	22
Benefits paid	412	255
Curtailment and settlement losses including special termination benefits	(271)
Business acquisition		4,888
Business divestiture		(303)
Other	2	(8)
Effect of exchange rates	313	(283)
Fair value of plan assets at end of year	6,052	5,807	1,304
Funded status	(441)	(816)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss	(575)	(857)
Net prior service (cost) credit	(1)	(11)
Tax effect and currency exchange rates	214	278
Accumulated other comprehensive earnings (loss)	(362)	(590)
Benefit plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	3,450	3,512
Accumulated benefit obligation	3,381	3,452
Fair value of plan assets	2,505	2,550
Defined Benefit Pension Plans | U.S.
Change in projected benefit obligation:
Benefit obligation at prior year end	3,186	1,362
Service cost	49	58	52
Interest cost	124	96	57
Benefits paid	(222)	(161)
Recognized net actuarial loss (gain)	183	(47)
Curtailments and settlements including special termination benefits	(260)
Business acquisition		1,888
Other	1	(10)
Benefit obligation at year end	3,061	3,186	1,362
Change in plan assets:
Fair value of plan assets at prior year end	2,507	988
Actual return on plan assets	224	(17)
Employer contributions	174	111
Contributions to unfunded plans	6	4
Benefits paid	222	161
Curtailment and settlement losses including special termination benefits	(269)
Business acquisition		1,592
Other		(10)
Fair value of plan assets at end of year	2,420	2,507	988
Funded status	(641)	(679)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss	(611)	(585)
Net prior service (cost) credit	(1)	(11)
Tax effect and currency exchange rates	224	232
Accumulated other comprehensive earnings (loss)	(388)	(364)
Accumulated benefit obligation	2,996	3,130
Benefit plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	3,061	3,186
Accumulated benefit obligation	2,996	3,130
Fair value of plan assets	2,420	2,507
Defined Benefit Pension Plans | Foreign
Change in projected benefit obligation:
Benefit obligation at prior year end	3,437	647
Service cost	17	14	15
Interest cost	92	58	18
Benefits paid	(190)	(94)
Recognized net actuarial loss (gain)	(242)	344
Curtailments and settlements including special termination benefits	(5)
Business acquisition		3,196
Business divestiture		(440)
Other	2	2
Effect of exchange rates	321	(290)
Benefit obligation at year end	3,432	3,437	647
Change in plan assets:
Fair value of plan assets at prior year end	3,300	316
Actual return on plan assets	180	163
Employer contributions	9	185
Contributions to unfunded plans	20	18
Benefits paid	190	94
Curtailment and settlement losses including special termination benefits	(2)
Business acquisition		3,296
Business divestiture		(303)
Other	2	2
Effect of exchange rates	313	(283)
Fair value of plan assets at end of year	3,632	3,300	316
Funded status	200	(137)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss	36	(272)
Tax effect and currency exchange rates	(10)	46
Accumulated other comprehensive earnings (loss)	26	(226)
Accumulated benefit obligation	3,429	3,433
Benefit plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	389	326
Accumulated benefit obligation	385	322
Fair value of plan assets	85	43
Other post retirement benefits
Change in projected benefit obligation:
Benefit obligation at prior year end	232	135
Service cost	1	3	2
Interest cost	9	8	6
Benefits paid	(22)	(16)
Recognized net actuarial loss (gain)	6	(18)
Business acquisition		120
Effect of exchange rates	1
Benefit obligation at year end	220	232	$ 135
Rexam U K Pension Plan | Rexam
Change in plan assets:
Rexam escrow cash account		171
Unfunded Plan | German, Swedish And U.S.
Benefit plans with an accumulated benefit obligation in excess of plan assets
Fair value of plan assets	$ 0	$ 0